Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating activities:
Net loss for the period	$ (2,107)	$ (816)	$ (5,139)	$ (2,028)
Interest paid			(75)	(49)
Income tax paid			(2)	(10)
Adjustments for:
Depreciation of property and equipment (Note 4)			451	365
Amortization of intangible assets (Note 5)	99	68	191	124
Depreciation of right of use assets (Note 6)	83	85	166	172	$ 334
Share-based compensation expense (Note 14(e))	213	29	435	72
Gain on derecognition of right of use assets	(4)		(4)	(27)
Loss on disposal of equipment (Note 4)			(6)
Financing costs (Note 13(b))			75	51
Gain on extinguishment of debt	(132)		(132)
Unrealized loss (gain) on foreign currency translation			620	(414)
Change in defined benefit plan (Note 11)			23
Changes in working capital:
Amounts receivable			1,104	2,598
Contract asset and prepaid expenses			(103)	2,505
Accounts payable and accrued liabilities			(175)	(2,237)
Contract liability			961	302
Cash flows (used in) provided by operating activities			(1,610)	1,424
Investing activities:
Purchase of property and equipment			(1,091)	(223)
Additions to intangible assets			(445)	(54)
Cash flows used in investing activities			(1,536)	(277)
Financing activities:
Proceeds from private placement				8,692
Issuance costs				(805)
Exercise of warrants				65
Repurchase of share-based awards			(2,264)	(1,780)
Payment of lease obligations			(163)	(172)
Repayment of bank loan				(18)
Repayment of loan payable			(155)	(47)
Repayment of government loans				(78)
Repayment of project financing			(44)
Cash flows (used in) provided by financing activities			(2,626)	5,857
Effect of foreign exchange on cash			(570)	341
(Decrease) Increase in cash			(6,342)	7,345
Cash, beginning of period			22,521	445	445
Cash, end of period	$ 16,179	$ 7,790	$ 16,179	$ 7,790	$ 22,521